Reconciliation of Geographic Revenues to Revenues by Operating Segment Based on Domicile of Company's Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 2,446,877		$ 2,064,305		$ 1,793,557
Total revenues, percentage	100.00%		100.00%		100.00%
United States
Segment Reporting Information [Line Items]
Total revenues	1,770,200		1,453,900		1,221,100
Total revenues, percentage	72.30%		70.40%		68.10%
Europe
Segment Reporting Information [Line Items]
Total revenues	305,100	[1]	294,600	[1]	293,000	[1]
Total revenues, percentage	12.50%	[1]	14.30%	[1]	16.30%
Canada
Segment Reporting Information [Line Items]
Total revenues	290,500		243,200		217,500
Total revenues, percentage	11.90%		11.80%		12.10%
Mexico
Segment Reporting Information [Line Items]
Total revenues	16,200		16,500		11,700
Total revenues, percentage	0.70%		0.80%		0.70%
Other
Segment Reporting Information [Line Items]
Total revenues	64,900	[1]	56,100	[1]	50,300	[1]
Total revenues, percentage	2.70%	[1]	2.70%	[1]	2.80%
North America Services
Segment Reporting Information [Line Items]
Total revenues	1,102,300		986,900		947,000
North America Services | United States
Segment Reporting Information [Line Items]
Total revenues	778,800		712,100		706,700
North America Services | Europe
Segment Reporting Information [Line Items]
Total revenues	800	[1]	800	[1]	800	[1]
North America Services | Canada
Segment Reporting Information [Line Items]
Total revenues	290,200		243,000		217,300
North America Services | Mexico
Segment Reporting Information [Line Items]
Total revenues	16,200		16,500		11,700
North America Services | Other
Segment Reporting Information [Line Items]
Total revenues	16,300	[1]	14,500	[1]	10,500	[1]
International Services
Segment Reporting Information [Line Items]
Total revenues	352,200		334,800		331,500
International Services | Europe
Segment Reporting Information [Line Items]
Total revenues	304,300	[1]	293,800	[1]	292,200	[1]
International Services | Other
Segment Reporting Information [Line Items]
Total revenues	47,900	[1]	41,000	[1]	39,300	[1]
Merchant Services
Segment Reporting Information [Line Items]
Total revenues	509,700		534,700		515,100
Merchant Services | United States
Segment Reporting Information [Line Items]
Total revenues	508,700		533,900		514,400
Merchant Services | Canada
Segment Reporting Information [Line Items]
Total revenues	300		200		200
Merchant Services | Other
Segment Reporting Information [Line Items]
Total revenues	700	[1]	600	[1]	500	[1]
NetSpend
Segment Reporting Information [Line Items]
Total revenues	482,700		207,900
NetSpend | United States
Segment Reporting Information [Line Items]
Total revenues	$ 482,700		$ 207,900

[1]	Revenues are impacted by movements in foreign currency exchange rates.